Equity reserves and long-term incentive plan awards - disclosure of movement in DSUs liability (Details) - Deferred Share Units [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Balance, beginning of year	$ 608	$ 0
Awards vested and change in fair value during the year	1,056	608
Total liability, end of year	$ 1,664	$ 608